Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets [Text Block]
Note 9 — Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2013	December 31, 2012
Prepaid insurance	$63,096	$61,519
Prepaid fees and rent	151,454	186,407
Deposits and advances	279,870	$409,604
Prepaid royalties	724,999	6,250
Other Current Assets	38,863	73,665
	$1,258,282	$737,445

Prepaid fees and rent consist primarily of prepaid service contracts. Deposits and advances consist primarily of payments to the Company’s raw materials suppliers and Angel® centrifuge manufacturers. Other Current Assets is exclusively made up of parts used to refurbish the Angel® centrifuges. Prepaid royalties consist of a cash payment, common stock, and warrant issued for the release of the Worden security interest in patents (See Note 17 for more details). The royalty is amortized to cost of sales over the life of the patent. For the year ended December 31, 2013, royalty amortization expense was approximately $100,694.